INVESTMENT IN BIG RIDGE GOLD CORP. (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENT IN BIG RIDGE GOLD CORP
Investments, Balance, beginning of period	$ 2,119	$ 1,491
Equity loss	149	144
Completion of Stage 1 Earn-In	0	2,175
Impairment of Investment in Big Ridge	0	(1,403)
Dilution losses on Investment	(564)	0
Balance, Ending of period	$ 1,406	$ 2,119